Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Chesapeake Investment Trust
Entity Central Index Key	0000893759
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000028818
Shareholder Report [Line Items]
Fund Name	The Chesapeake Growth Fund
Trading Symbol	CHCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Chesapeake Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chesapeake/. You can also request this information by contacting us at (800) 430-3863.
Additional Information Phone Number	(800) 430-3863
Additional Information Website	https://funddocs.filepoint.com/chesapeake/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Growth Fund (The)	$193	1.74%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Chesapeake Growth Fund (The)	S&P 500® Index
Oct-2014	$10,000	$10,000
Oct-2015	$11,000	$10,520
Oct-2016	$10,438	$10,994
Oct-2017	$13,166	$13,593
Oct-2018	$14,607	$14,591
Oct-2019	$15,757	$16,681
Oct-2020	$18,610	$18,301
Oct-2021	$24,916	$26,155
Oct-2022	$18,341	$22,334
Oct-2023	$19,320	$24,599
Oct-2024	$23,493	$33,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Chesapeake Growth Fund (The)	21.60%	8.32%	8.92%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 42,547,386
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 413,934
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Net Assets	$42,547,386
Number of Portfolio Holdings	35
Advisory Fee	$413,934
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

(as of October 31, 2024)

Value	Value
Common Stocks	89.1%
Money Market Funds	10.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.